Accrued Expenses (Schedule Of Accrued Expenses) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Accrued Expenses [Line Items]
Payroll-related	$ 834	[1]	$ 1,145	[1]
Interest payable	550		301
Subordinated term loan exit fee	285		30
Professional fees	87		26
Franchise and sales tax payable	50		51
Other	884		348
Accounts Payable and Accrued Liabilities	2,690		2,059
Selway Capital [Member]
Accrued Expenses [Line Items]
Related party payable	$ 0	[2]	$ 158	[2]

[1]	Accrued payroll-related costs as of December 31, 2014 include approximately $141,000 of accrued severance costs. Accrued payroll-related costs as of December 31, 2013 include approximately $534,000 of accrued severance costs.
[2]	See Note 13 for a description of the agreement with Selway Capital, LLC.